Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

16      Trade and other payables

Trade and other payables comprise the following:

	As of December 31,
In thousands of EUR	2019	2020
Trade payables	15,762	16,626
Invoices not yet received	19,292	14,118
Accrued employee benefit costs	7,943	8,866
Sundry accruals	13,441	22,162
Trade and Other Payables	56,438	61,772

Terms and conditions of the above financial liabilities:

●	Trade payables are non-interest bearing and are normally settled on 0-90 day terms
●	Other payables are non-interest bearing and have an average term of 1-2 months
●	For terms and conditions with related parties, refer to Note 29.

For explanations on the Group’s credit risk management processes, refer to Note 31.

Sundry accruals include a litigation settlement accrual of EUR 4,077 thousand (USD 5,000 thousand). As previously disclosed, several putative class action lawsuits were filed in the U.S. District Court for the Southern District of New York and the New York County Supreme Court against us and other defendants, including certain current and former members of our supervisory and management boards. The cases assert claims under federal securities laws based on alleged misstatements and omissions in connection with, and following, our initial public offering. On August 11, 2020, we reached an agreement to fully resolve all of the actions, subject to conditions including court approval. Under this agreement, in which the defendants do not admit any liability or wrongdoing, Jumia will make a settlement payment of USD 5 million, USD 1 million of which will be funded by insurance coverage. The settlement amounts were paid into an escrow account in January 2021. No shareholders have filed objections to the settlements. The final approval hearings for the settlements are scheduled for March 24 and 18, 2021 before the relevant courts.

Additionally, sundry accruals also relate principally to cash-settled awards, consultancy, legal, marketing, IT and logistics services payables.